UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21292
                                                     ---------
                            Ned Davis Research Funds
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004


TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Ned Davis Research Asset Allocation Fund's (the "Fund's") Class AAA Shares declined 3.4%, compared to its benchmark's 60% Standard & Poor's ("S&P") 500 Index and 40% Lehman Brothers Long U.S. Government Bond Index Composite decline of 1.09%. The S&P 500 Index is an unmanaged indicator of stock market performance while the Lehman Brothers Long U.S. Government Bond Index is an index consisting of dollar-denominated debt issues of U.S. government agencies and the U.S. Treasury with maturities greater than ten years. For the six-month period ended June 30, 2004, the Fund's Class AAA Shares declined 1.4% versus a gain of 2.04% for the Fund's composite benchmark comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers Long U.S. Government Bond Index.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

--------------------------------------------------------------------------------
                               NED DAVIS RESEARCH ASSET ALLOCATION FUND PERFORMANCE -- JUNE 30, 2004 (A)
                               ------------------------------------------------------------------------
                                         CLASS AAA         CLASS A         CLASS B          CLASS C          CLASS I
                                         ---------         -------         -------          -------          -------
  Quarter ............................   (3.36)%          (3.36)%          (3.57)%          (3.65)%          (3.27)%
                                                          (8.94)(b)        (8.39)(c)        (4.61)(c)
  1 Year .............................    7.11             7.20             6.28             6.28             7.38
                                                           1.01(b)          1.28(c)          5.28(c)
  Since Inception (d) ................   14.74            14.75            13.80            13.80            15.05
                                                           9.47(b)         10.72(c)         13.80(c)


 (a) Total returns reflect changes in share price and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. If expenses had not been limited, returns would have been lower. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Lehman Brothers Long U.S. Government Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated obligations. The Fund's composite benchmark, which is comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers Long U.S. Government Bond Index, is rebalanced to its 60% / 40% weightings on a month-end basis. The S&P 500 Index includes dividends and the Lehman Brothers Long U.S.Government Bond Index includes interest.
 (b) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (c) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
 (d) From commencement of investment operations on March 31, 2003.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              COMMON STOCKS -- 67.1%
              AEROSPACE -- 2.9%
        500   Alliant Techsystems Inc.+ ..........   $   30,025     $    31,670
      1,400   Boeing Co. .........................       62,890          71,526
        600   General Dynamics Corp. .............       57,072          59,580
        700   Lockheed Martin Corp. ..............       35,509          36,456
      1,400   Northrop Grumman Corp. .............       73,022          75,180
      1,400   Raytheon Co. .......................       46,471          50,078
        600   Rockwell Collins Inc. ..............       18,803          19,992
      1,000   United Defense Industries Inc.+ ....       33,657          35,000
                                                     ----------     -----------
                                                        357,449         379,482
                                                     ----------     -----------
              AGRICULTURE -- 0.1%
        900   Archer-Daniels-Midland Co. .........       15,179          15,102
                                                     ----------     -----------
              AUTOMOTIVE -- 1.1%
        600   Copart Inc.+ .......................       14,720          16,020
      1,200   Delphi Corp. .......................       12,718          12,816
      2,400   Ford Motor Co. .....................       36,481          37,560
        500   General Motors Corp. ...............       23,138          23,295
        700   Nissan Motor Co. Ltd., ADR .........       14,414          15,659
        400   Toyota Motor Corp., ADR ............       32,010          32,648
        200   Winnebago Industries Inc. ..........        7,456           7,456
                                                     ----------     -----------
                                                        140,937         145,454
                                                     ----------     -----------
              AVIATION: PARTS AND SERVICES -- 0.4%
        600   United Technologies Corp. ..........       50,848          54,888
                                                     ----------     -----------
              BROADCASTING -- 0.1%
        400   Clear Channel
                Communications Inc. ..............       15,629          14,780
                                                     ----------     -----------
              BUILDING AND CONSTRUCTION -- 0.8%
        400   Eagle Materials Inc. ...............       28,224          28,408
        800   Florida Rock Industries Inc. .......       32,819          33,736
        300   Lafarge North America Inc. .........       13,060          12,990
        400   POSCO ..............................       12,183          13,404
        400   Vulcan Materials Co. ...............       18,642          19,020
                                                     ----------     -----------
                                                        104,928         107,558
                                                     ----------     -----------
              BUSINESS SERVICES -- 1.4%
        400   Automatic Data Processing Inc. .....       18,279          16,752
        200   CDW Corp. ..........................       13,122          12,752
      1,800   Cendant Corp. ......................       40,833          44,064
        300   ChoicePoint Inc.+ ..................       13,595          13,698
        700   Fisher Scientific
                International Inc.+ ..............       41,372          40,425
        300   Monster Worldwide Inc.+ ............        7,328           7,716
        900   MSC Industrial Direct Co. Inc. .....       26,126          29,556
        200   W.W. Grainger Inc. .................       10,546          11,500
                                                     ----------     -----------
                                                        171,201         176,463
                                                     ----------     -----------

                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              CABLE AND SATELLITE-- 0.2%
      1,000   Comcast Corp., Cl. A+ ..............   $   28,644     $    28,030
                                                     ----------     -----------
              COMMUNICATIONS EQUIPMENT -- 1.0%
        600   L-3 Communications
                Holdings Inc. ....................       37,347          40,080
      1,800   Motorola Inc. ......................       34,060          32,850
        600   Polycom Inc.+ ......................       12,002          13,446
        600   Qualcomm Inc. ......................       39,477          43,788
                                                     ----------     -----------
                                                        122,886         130,164
                                                     ----------     -----------
              COMPUTER HARDWARE -- 2.1%
      1,100   Dell Inc.+ .........................       40,061          39,402
      1,300   Hewlett-Packard Co. ................       26,299          27,430
      4,000   Intel Corp. ........................      115,217         110,400
      1,000   International Business
                Machines Corp. ...................       90,028          88,150
        100   Lexmark International Inc.,
                Cl. A+ ...........................        9,150           9,653
                                                     ----------     -----------
                                                        280,755         275,035
                                                     ----------     -----------
              COMPUTER SOFTWARE AND SERVICES -- 3.2%
      4,100   Cisco Systems Inc.+ ................       95,741          97,170
      1,400   EMC Corp.+ .........................       15,817          15,960
      7,500   Microsoft Corp. ....................      199,103         214,200
      2,400   Oracle Corp.+ ......................       29,225          28,632
        500   VeriSign Inc.+ .....................        8,718           9,950
      1,500   Yahoo! Inc.+ .......................       46,317          54,495
                                                     ----------     -----------
                                                        394,921         420,407
                                                     ----------     -----------
              CONSUMER PRODUCTS -- 2.4%
        900   Altria Group Inc. ..................       47,823          45,045
        900   Avon Products Inc. .................       38,930          41,526
        300   Colgate-Palmolive Co. ..............       17,098          17,535
        700   eBay Inc.+ .........................       58,388          64,365
        400   Emerson Electric Co. ...............       23,730          25,420
        300   Gillette Co. .......................       12,542          12,720
        200   Harley-Davidson Inc. ...............       10,898          12,388
        200   Kimberly-Clark Corp. ...............       12,797          13,176
        200   NIKE, Inc., Cl. B ..................       13,772          15,150
      1,200   Procter & Gamble Co. ...............       61,917          65,328
                                                     ----------     -----------
                                                        297,895         312,653
                                                     ----------     -----------
              DIVERSIFIED INDUSTRIAL -- 5.6%
      1,200   3M Co. .............................      103,974         108,012
        600   Ball Corp. .........................       42,223          43,230
        400   Bemis Co. Inc. .....................       11,173          11,300
        500   Eaton Corp. ........................       28,649          32,370
      9,400   General Electric Co. ...............      294,894         304,560
        600   Illinois Tool Works Inc. ...........       53,385          57,534
        600   Lincoln Electric Holdings Inc. .....       19,140          20,454
        400   Mettler-Toledo International Inc.+ .       19,656          19,656
        400   Smurfit-Stone Container Corp.+ .....        7,642           7,980
        800   Sonoco Products Co. ................       19,871          20,400


                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
      2,600   Tyco International Ltd. ............   $   76,266     $    86,164
        900   Worthington Industries Inc. ........       18,364          18,477
                                                     ----------     -----------
                                                        695,237         730,137
                                                     ----------     -----------
              ELECTRONICS -- 1.1%
        300   Analog Devices Inc. ................       14,263          14,124
      1,100   Applied Materials Inc.+ ............       23,122          21,582
        400   Engineered Support
                Systems Inc. .....................       21,242          23,404
        800   Flextronics International Ltd.+ ....       13,383          12,760
        300   Hitachi Ltd., ADR ..................       19,850          20,877
        200   Kyocera Corp., ADR .................       16,074          17,160
        300   Maxim Integrated Products Inc. .....       14,740          15,726
        800   Texas Instruments Inc. .............       20,905          19,344
                                                     ----------     -----------
                                                        143,579         144,977
                                                     ----------     -----------
              ENERGY AND UTILITIES -- 5.8%
      1,200   ALLETE Inc. ........................       41,042          39,960
        400   American Electric Power Co. Inc. ...       12,103          12,800
        300   Apache Corp. .......................       12,228          13,065
        400   Baker Hughes Inc. ..................       14,005          15,060
        400   Burlington Resources Inc. ..........       13,176          14,472
      1,500   CenterPoint Energy Inc. ............       16,890          17,250
        600   ChevronTexaco Corp. ................       54,453          56,466
        600   CNOOC Ltd., ADR ....................       24,849          25,650
        400   ConocoPhillips .....................       29,642          30,516
        500   CONSOL Energy Inc. .................       16,265          18,000
        200   Devon Energy Corp. .................       11,882          13,200
        200   Dominion Resources Inc. ............       12,347          12,616
        600   Duke Energy Corp. ..................       11,785          12,174
        600   Exelon Corp. .......................       19,438          19,974
      4,400   Exxon Mobil Corp. ..................      176,077         195,404
        400   Kerr-McGee Corp. ...................       19,692          21,508
        400   Occidental Petroleum Corp. .........       18,118          19,364
      1,100   Premcor Inc.+ ......................       39,582          41,250
        500   Public Service Enterprise ..........
                Group Inc. .......................       20,362          20,015
        800   Reliant Energy Inc.+ ...............        7,696           8,664
        300   Schlumberger Ltd. ..................       16,980          19,053
        700   Sunoco Inc. ........................       43,041          44,534
        400   Total SA, ADR ......................       37,939          38,432
        600   Valero Energy Corp. ................       39,696          44,256
                                                     ----------     -----------
                                                        709,288         753,683
                                                     ----------     -----------
              ENTERTAINMENT -- 1.1%
        200   Electronic Arts Inc.+ ..............       10,265          10,910
        400   International Game Technology ......       14,982          15,440
      1,100   The Walt Disney Co. ................       25,635          28,039
      2,300   Time Warner Inc.+ ..................       38,345          40,434
        700   Viacom Inc., Cl. B .................       26,761          25,004
        900   Vivendi Universal SA, ADR+ .........       21,856          25,110
                                                     ----------     -----------
                                                        137,844         144,937
                                                     ----------     -----------

                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              EQUIPMENT AND SUPPLIES -- 3.6%
      1,300   American Standard
                Companies Inc.+ ..................   $   48,599     $    52,403
        400   AMETEK Inc. ........................       11,747          12,360
      1,300   Amphenol Corp., Cl. A+ .............       42,708          43,316
        100   Briggs & Stratton Corp. ............        7,450           8,835
        200   Caterpillar Inc. ...................       16,312          15,888
      1,300   Danaher Corp. ......................       60,310          67,405
        800   Fastenal Co. .......................       41,445          45,464
        900   Graco Inc. .........................       25,932          27,945
      1,300   IDEX Corp. .........................       41,139          44,655
        500   Ingersoll-Rand Co., Cl. A ..........       33,076          34,155
        500   Parker Hannifin Corp. ..............       27,747          29,730
        900   Power-One Inc.+ ....................        8,770           9,882
        200   Toro Co. ...........................       13,827          14,014
        500   Waters Corp.+ ......................       22,362          23,890
      2,100   Xerox Corp.+ .......................       30,482          30,450
        100   Zebra Technologies Corp.,
                Cl. A+ ...........................        7,947           8,700
                                                     ----------     -----------
                                                        439,853         469,092
                                                     ----------     -----------
              EXCHANGE TRADED FUNDS -- 3.3%
      3,700   Standard & Poor's
                Depository Receipts ..............      404,367         423,761
                                                     ----------     -----------
              FINANCIAL SERVICES -- 10.6%
        300   Allstate Corp. .....................       13,280          13,965
      1,900   American Express Co. ...............       95,810          97,622
      2,200   American International
                Group Inc. .......................      150,776         156,816
      1,100   Bank of America Corp. ..............       87,569          93,082
        600   Bank of New York Co. Inc. ..........       17,802          17,688
        500   BB&T Corp. .........................       17,943          18,485
        100   Capital One Financial Corp. ........        7,028           6,838
        800   CIT Group Inc. .....................       29,664          30,632
      3,600   Citigroup Inc. .....................      174,655         167,400
        300   Countrywide Financial Corp. ........       21,335          21,075
      1,200   Doral Financial Corp. ..............       41,146          41,400
        400   Fannie Mae .........................       27,819          28,544
        300   Fifth Third Bancorp ................       15,871          16,134
        500   First Data Corp. ...................       21,510          22,260
        300   Freddie Mac ........................       17,370          18,990
        300   Goldman Sachs Group Inc. ...........       27,852          28,248
        300   Hartford Financial Services
                Group Inc. .......................       19,339          20,622
      1,100   JP Morgan Chase & Co. ..............       39,313          42,647
        200   Lehman Brothers Holdings Inc. ......       15,092          15,050
      1,300   Lincoln National Corp. .............       59,178          61,425
        100   Loews Corp. ........................        5,875           5,996
        200   M&T Bank Corp. .....................       17,706          17,460
        300   Marsh & McLennan
                Companies Inc. ...................       13,186          13,614
        300   Marshall & Ilsley Corp. ............       11,506          11,727


                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      1,600   MBNA Corp. .........................   $   39,428     $    41,264
        400   Mellon Financial Corp. .............       11,686          11,732
        600   Merrill Lynch & Co. Inc. ...........       32,990          32,388
      1,400   MetLife Inc. .......................       48,916          50,190
        600   Morgan Stanley .....................       31,745          31,662
        400   National City Corp. ................       13,849          14,004
        300   PNC Financial Services Group .......       16,111          15,924
      1,100   Protective Life Corp. ..............       40,509          42,537
        400   Prudential Financial Inc. ..........       17,387          18,588
        400   Regions Financial Corp. ............       14,506          14,620
        500   SouthTrust Corp. ...................       16,557          19,405
        300   State Street Corp. .................       14,254          14,712
        300   SunTrust Banks Inc. ................       19,121          19,497
        600   Synovus Financial Corp. ............       14,819          15,192
        800   Torchmark Corp. ....................       42,505          43,040
        600   Wachovia Corp. .....................       27,004          26,700
        400   Washington Mutual Inc. .............       15,700          15,456
        800   Wells Fargo & Co. ..................       44,740          45,784
                                                     ----------     -----------
                                                      1,410,452       1,440,415
                                                     ----------     -----------
              FOOD AND BEVERAGE -- 1.7%
        400   Anheuser Busch Cos. Inc. ...........       21,167          21,600
      1,300   Coca-Cola Co. ......................       64,367          65,624
        500   Heinz (H.J.) Co. ...................       18,730          19,600
        800   McDonald's Corp. ...................       21,296          20,800
      1,000   PepsiCo Inc. .......................       53,716          53,880
        500   Sysco Corp. ........................       18,946          17,935
        400   Wrigley (Wm.) Jr. Co. ..............       24,930          25,220
                                                     ----------     -----------
                                                        223,152         224,659
                                                     ----------     -----------
              HEALTH CARE -- 3.6%
        600   Abbott Laboratories ................       24,444          24,456
        700   AFLAC Inc. .........................       28,260          28,567
        600   Amgen Inc.+ ........................       34,197          32,742
        200   Biogen Idec Inc.+ ..................       11,473          12,650
        500   Boston Scientific Corp.+ ...........       20,259          21,400
      1,100   Bristol-Myers Squibb Co. ...........       28,082          26,950
        300   Cardinal Health Inc. ...............       20,208          21,015
        500   Eli Lilly & Co. ....................       37,148          34,955
        300   HCA Inc. ...........................       12,081          12,477
      1,700   Johnson & Johnson ..................       92,418          94,690
        600   Medtronic Inc. .....................       30,467          29,232
        300   Patterson Dental Co.+ ..............       22,837          22,947
        500   Renal Care Group Inc.+ .............       16,463          16,565
        900   Schering-Plough Corp. ..............       14,717          16,632
        300   Stryker Corp. ......................       15,466          16,500
        300   UnitedHealth Group Inc. ............       20,041          18,675
        100   Varian Medical Systems Inc.+ .......        8,060           7,935
        700   Wyeth ..............................       26,322          25,312
                                                     ----------     -----------
                                                        462,943         463,700
                                                     ----------     -----------

                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              HEALTH CARE: PHARMACEUTICALS -- 1.8%
        200   Forest Laboratories Inc.+ ..........   $   14,878     $    11,326
      1,100   Merck & Co. Inc. ...................       50,959          52,250
      5,100   Pfizer Inc. ........................      180,041         174,828
                                                     ----------     -----------
                                                        245,878         238,404
                                                     ----------     -----------
              HOTELS AND GAMING -- 1.2%
        600   Caesars Entertainment Inc.+ ........        8,745           9,000
        900   Carnival Corp. .....................       38,759          42,300
        200   GTECH Holdings Corp. ...............        9,854           9,262
      1,300   Marriott International Inc., Cl. A .       64,063          64,844
        900   Wynn Resorts Ltd.+ .................       33,548          34,767
                                                     ----------     -----------
                                                        154,969         160,173
                                                     ----------     -----------
              METALS AND MINING -- 2.4%
      2,200   Alcoa Inc. .........................       70,641          72,666
        500   Anglo American PLC, ADR ............       10,264          10,435
        900   Companhia Vale do
                Rio Doce, ADR ....................       40,521          42,795
        500   Nucor Corp. ........................       36,630          38,380
        700   Peabody Energy Corp. ...............       37,866          39,193
        200   Phelps Dodge Corp.+ ................       14,612          15,502
        400   Rio Tinto plc, ADR .................       37,856          39,220
        900   Southern Peru Copper Corp. .........       34,666          37,197
        300   Steel Dynamics Inc.+ ...............        8,195           8,589
        300   United States Steel Corp. ..........        9,815          10,536
                                                     ----------     -----------
                                                        301,066         314,513
                                                     ----------     -----------
              PAPER AND FOREST PRODUCTS -- 1.1%
        200   Georgia-Pacific Corp. ..............        6,752           7,396
        900   Rayonier Inc. ......................       39,180          40,005
        600   Temple-Inland Inc. .................       39,517          41,550
        800   Weyerhaeuser Co. ...................       48,724          50,496
                                                     ----------     -----------
                                                        134,173         139,447
                                                     ----------     -----------
              PUBLISHING -- 0.2%
        200   Gannett Co. Inc. ...................       17,305          16,970
        100   McGraw-Hill Companies Inc. .........        7,739           7,657
                                                     ----------     -----------
                                                         25,044          24,627
                                                     ----------     -----------
              REAL ESTATE -- 0.2%
        700   Equity Office Properties Trust .....       18,251          19,040
                                                     ----------     -----------
              RETAIL -- 3.3%
        500   Aeropostale Inc.+ ..................       13,283          13,455
        200   Amazon.com Inc.+ ...................        9,785          10,880
        200   Best Buy Co. Inc. ..................       10,408          10,148
        400   CVS Corp. ..........................       16,663          16,808
        200   Estee Lauder Companies Inc.,
                Cl A .............................        9,047           9,756
        300   Federated Department
                Stores Inc. ......................       14,395          14,730
        400   Foot Locker Inc. ...................        9,261           9,736
        500   Gap Inc. ...........................       11,402          12,125


                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
        500   J.C. Penney Co. Inc. ...............   $   19,013     $    18,880
        200   Kohl's Corp.+ ......................        8,553           8,456
        400   Lowe's Companies Inc. ..............       20,578          21,020
        700   May Department Stores Co. ..........       19,807          19,243
        500   Neiman Marcus Group Inc., Cl. A ....       26,869          27,825
        800   RadioShack Corp. ...................       25,002          22,904
        500   Target Corp. .......................       22,480          21,235
        900   The Home Depot Inc. ................       30,316          31,680
      2,700   Wal-Mart Stores Inc. ...............      153,195         142,452
        500   Walgreen Co. .......................       17,140          18,105
                                                     ----------     -----------
                                                        437,197         429,438
                                                     ----------     -----------
              SPECIALTY CHEMICALS -- 0.9%
        700   Ashland Inc. .......................       35,292          36,967
        400   Dionex Corp.+ ......................       20,129          22,068
        500   Dow Chemical Co. ...................       19,081          20,350
        700   E.I. du Pont de Nemours & Co. ......       29,855          31,094
                                                     ----------     -----------
                                                        104,357         110,479
                                                     ----------     -----------
              TELECOMMUNICATIONS -- 1.2%
        300   ALLTEL Corp. .......................       14,944          15,186
        600   American Tower Corp., Cl. A+ .......        8,249           9,120
        800   BellSouth Corp. ....................       20,091          20,976
        600   Crown Castle
                International Corp.+ .............        8,732           8,850
      1,500   SBC Communications Inc. ............       36,554          36,375
        800   Sprint Corp. .......................       13,933          14,080
      1,300   Verizon Communications Inc. ........       46,675          47,047
                                                     ----------     -----------
                                                        149,178         151,634
                                                     ----------     -----------
              TRANSPORTATION -- 0.5%
        200   Expeditors International of
                Washington Inc. ..................        9,430           9,882
        200   FedEx Corp. ........................       14,154          16,338
        300   Overseas Shipholding Group Inc. ....       12,450          13,239
        400   United Parcel Service Inc., Cl. B ..       28,436          30,068
                                                     ----------     -----------
                                                         64,470          69,527
                                                     ----------     -----------
              WIRELESS COMMUNICATIONS -- 1.8%
      1,100   America Movil SA de CV,
                Cl. L, ADR .......................       38,776          40,007
      2,900   China Mobile (Hong Kong)
                Ltd., ADR ........................       41,184          43,964
      1,200   Nextel Communications Inc.,
                Cl. A+ ...........................       27,206          31,992
        300   NII Holdings Inc.+ .................       10,036          10,107
        300   Telephone & Data Systems Inc. ......       21,059          21,360
        900   United States Cellular Corp.+ ......       33,006          34,695

                                                                      MARKET
      SHARES                                            COST           VALUE
      ------                                            ----          -------
      1,800   Vodafone Group plc, ADR ............   $   40,535     $    39,780
        400   Western Wireless Corp., Cl. A+ .....       10,835          11,564
                                                     ----------     -----------
                                                        222,637         233,469
                                                     ----------     -----------
              TOTAL COMMON STOCKS ................    8,465,207       8,746,128
                                                     ----------     -----------
   PRINCIPAL
    AMOUNT
    ------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.8%
              FEDERAL AGENCY AND GOVERNMENT -- 1.8%
   $ 70,000   FNMA,
                6.625%, 11/15/30 .................       83,966          77,291
    140,000   Tenn. Valley Authority,
                6.250%, 12/15/17 .................      163,508         150,541
                                                     ----------     -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS ...............      247,474         227,832
                                                     ----------     -----------
              U.S. GOVERNMENT OBLIGATIONS -- 9.0%
              U.S. TREASURY BONDS -- 4.2%
    320,000     6.250%, 05/15/30 .................      388,015         358,387
    156,000     7.250%, 05/15/16 .................      201,584         188,644
                                                     ----------     -----------
                                                        589,599         547,031
                                                     ----------     -----------
              U.S. TREASURY NOTES -- 4.8%
    215,000     8.750%, 05/15/17 .................      311,838         291,493
    245,000     8.750%, 05/15/20 .................      363,939         338,895
                                                     ----------     -----------
                                                        675,777         630,388
                                                     ----------     -----------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS ......................    1,265,376       1,177,419
                                                     ----------     -----------
              TOTAL INVESTMENTS -- 77.9% .........   $9,978,057      10,151,379
                                                     ==========
              OTHER ASSETS AND LIABILITIES (NET) -- 22.1% .......     2,885,524
                                                                    -----------
              NET ASSETS -- 100.0% ..............................   $13,036,903
                                                                    ===========


   NUMBER OF                                                         UNREALIZED
   CONTRACTS                                   EXPIRATION DATE      APPRECIATION
   --------                                    ---------------      ------------
              FUTURES CONTRACTS -- LONG POSITION
         39   E-Mini S&P 500 Future (a) .......   09/17/04 ......   $    34,320
                                                                    -----------
----------------
              For Federal tax purposes:
              Aggregate cost ....................................   $ 9,978,057
                                                                    ===========
              Gross unrealized appreciation .....................   $   350,216
              Gross unrealized depreciation .....................      (176,893)
                                                                    -----------
              Net unrealized appreciation .......................   $   173,323
                                                                    ===========
----------------
(a) Collateralized at State Street Bank & Trust, in a segregated cash account for $3,167,000.
+     Non-income  producing  security.
ADR - American  Depository Receipt.

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $9,978,057) .......   $10,151,379
  Deposits at Brokers and Custodian Bank ........     3,323,000
  Dividends and interest receivable .............        19,431
  Receivable from adviser (net) .................        15,847
  Variation margin ..............................         9,200
  Other assets ..................................         1,276
                                                    -----------
  TOTAL ASSETS ..................................    13,520,133
                                                    -----------
LIABILITIES:
  Payable for distribution fees .................         4,713
  Due to custodian ..............................       438,016
  Transfer agent fees ...........................         7,172
  Other accrued expenses and liabilities ........        33,329
                                                    -----------
  TOTAL LIABILITIES .............................       483,230
                                                    -----------
  NET ASSETS applicable to 1,166,286
    shares outstanding ..........................   $13,036,903
                                                    ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001
    par value ...................................   $     1,166
  Additional paid-in capital ....................    12,985,302
  Accumulated net investment loss ...............       (39,911)
  Accumulated net realized loss on investments
    and futures contracts .......................      (117,411)
  Net unrealized appreciation on investments
    and futures contracts .......................       207,757
                                                    -----------
  TOTAL NET ASSETS ..............................   $13,036,903
                                                    ===========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($6,230,985 / 556,204
    shares outstanding) .........................        $11.20
                                                         ======
  CLASS A:
  Net Asset Value and redemption price per share
     ($2,660,381 / 237,311 shares outstanding) ..        $11.21
                                                         ======
  Maximum offering price per share (NAV / 0.9425,
     based on maximum sales charge of 5.75%
     of the offering price at June 30, 2004) ....        $11.89
                                                         ======
  CLASS B:
  Net Asset Value, offering and redemption price
    per share ($575,705 / 51,909
    shares outstanding) .........................        $11.09(a)
                                                         ======
  CLASS C:
  Net Asset Value, offering and redemption price
    per share ($2,771,428 / 249,840
    shares outstanding) .........................        $11.09(a)
                                                         ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($798,404 / 71,022
    shares outstanding) .........................        $11.24(a)
                                                         ======

-------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $499) ..   $  52,255
  Interest ..................................      69,184
                                                ---------
  TOTAL INVESTMENT INCOME ...................     121,439
                                                ---------
EXPENSES:
  Investment advisory fees ..................      68,637
  Distribution fees-- Class AAA .............       7,741
  Distribution fees-- Class A ...............       3,788
  Distribution fees-- Class B ...............       2,975
  Distribution fees-- Class C ...............      15,508
  Offering expenses .........................      27,350
  Custodian fees ............................      27,033
  Registration fees .........................      23,640
  Legal and audit fees ......................      14,497
  Trustees' fees ............................      12,200
  Shareholder communications expenses .......      11,555
  Shareholder services fees .................       7,117
  Miscellaneous expenses ....................       1,727
                                                ---------
  TOTAL EXPENSES ............................     223,768
                                                ---------
  Less: Expense reimbursements (see Note 3) .     (62,418)
                                                ---------
  TOTAL NET EXPENSES ........................     161,350
                                                ---------
  NET INVESTMENT LOSS .......................     (39,911)
                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized loss on investments ..........    (241,155)
  Net realized gain on futures contracts ....      88,281
  Net change in unrealized appreciation/
    depreciation on investments and
    futures contracts .......................    (190,218)
                                                ---------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND FUTURES CONTRACTS .......    (343,092)
                                                ---------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................   $(383,003)
                                                =========


                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2004           YEAR ENDED
                                                                                  (UNAUDITED)        DECEMBER 31, 2003 (A)
                                                                               ----------------      ---------------------
OPERATIONS:
  Net investment loss ........................................................    $   (39,911)          $   (56,911)
  Net realized gain/(loss) on investments and futures contracts ..............       (152,874)              744,261
  Net change in unrealized appreciation/depreciation on investments and
   futures contracts .........................................................       (190,218)              397,975
                                                                                  -----------           -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............       (383,003)            1,085,325
                                                                                  -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investment transactions
    Class AAA ................................................................             --              (226,637)
    Class A ..................................................................             --              (187,896)
    Class B ..................................................................             --               (28,192)
    Class C ..................................................................             --              (159,997)
    Class I ..................................................................             --               (49,165)
                                                                                  -----------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             --              (651,887)
                                                                                  -----------           -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ................................................................      2,306,764             3,904,120
    Class A ..................................................................       (666,252)            3,327,971
    Class B ..................................................................        101,476               475,939
    Class C ..................................................................         77,035             2,607,193
    Class I ..................................................................        (51,511)              799,733
                                                                                  -----------           -----------
  Net increase in net assets from shares of beneficial interest transactions .      1,767,512            11,114,956
                                                                                  -----------           -----------
  NET INCREASE IN NET ASSETS .................................................      1,384,509            11,548,394
                                                                                  -----------           -----------
NET ASSETS:
  Beginning of period ........................................................     11,652,394               104,000
                                                                                  -----------           -----------
  End of period ..............................................................    $13,036,903           $11,652,394
                                                                                  ===========           ===========

-------------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds (the "Trust") was organized on January 30, 2003 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on March 31, 2003. The Fund's primary objective is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004 there were no repurchase agreements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $56,911 and decrease accumulated net realized loss on investments for $56,911.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                       YEAR ENDED
                                                    DECEMBER 31, 2003
                                                    -----------------
       DISTRIBUTIONS PAID FROM:
       Ordinary income
          (inclusive of short term capital gains) ...  $581,132
       Long term capital gains ......................    70,755
                                                       --------
       Total distributions paid .....................  $651,887
                                                       ========

EXPENSES. Certain administrative expenses are allocated among the Classes of shares on the basis of each Class' average net assets pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Undistributed ordinary income ...............   $110,350
       Accumulated net long term capital gains .....     16,945
       Net unrealized appreciation .................    306,143
                                                       --------
       Total accumulated earnings ..................   $433,438
                                                       ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser has contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75%, 2.75% and 1.75% (2.50%, 2.50%, 3.25%, 3.25% and 2.25% effective May 1, 2004) of average daily net assets for Class AAA, A, B, C, and I, respectively. For the six months ended June 30, 2004, the Adviser's reimbursement to the Fund was $62,418. The Fund is obliged to repay the Adviser for a period of three years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. As of June 30, 2004, the cumulative unreimbursed amount which may be recovered by the Adviser is $245,157.

The Fund has also entered into a sub-advisory agreement with Ned Davis Research Inc. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser a monthly sub-advisory fee based on the average daily net assets of the Fund at a rate of 0.30% of the first $500 million of such average daily net assets and 0.35% on average daily net assets in excess of $500 million. For the six months ended June 30, 2004, the Sub-Advisory fees were $20,591 payable by the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act for each of the classes of shares (other than Class I). Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. ORGANIZATIONAL AND OFFERING EXPENSES. Offering expenses of $110,000 paid by the Fund were fully amortized over a twelve-month period. Organizational expenses of $32,900 were borne by the Adviser.

6. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $36,265,478 and $36,005,761, respectively.

7. TRANSACTIONS WITH AFFILIATES. Gabelli & Company received commissions (sales charges and underwriting fees) from investors on sales of Fund shares in the amount of $963.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase.The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004). Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2004                     PERIOD ENDED
                                                              (UNAUDITED)                 DECEMBER 31, 2003 (A)
                                                       --------------------------        --------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                       --------       -----------        --------       -----------
                                                               CLASS AAA                        CLASS AAA
                                                       --------------------------        --------------------------
Shares sold ........................................    386,940       $ 4,493,397         526,970       $ 5,842,080
Shares issued upon reinvestment of dividends .......         --                --          18,253           208,079
Shares redeemed ....................................   (196,503)       (2,186,633)       (189,456)       (2,146,039)
                                                       --------       -----------        --------       -----------
    Net increase ...................................    190,437       $ 2,306,764         355,767       $ 3,904,120
                                                       ========       ===========        ========       ===========
                                                                CLASS A                           CLASS A
                                                       --------------------------        --------------------------
Shares sold ........................................     31,426       $   363,772         722,358       $ 8,078,090
Shares issued upon reinvestment of dividends .......         --                --          16,327           186,292
Shares redeemed ....................................    (91,152)       (1,030,024)       (441,748)       (4,936,411)
                                                       --------       -----------        --------       -----------
    Net increase/(decrease) ........................    (59,726)      $  (666,252)        296,937       $ 3,327,971
                                                       ========       ===========        ========       ===========
                                                                CLASS B                           CLASS B
                                                       --------------------------        --------------------------
Shares sold ........................................     12,622       $   144,320          40,944       $   452,381
Shares issued upon reinvestment of dividends .......         --                --           2,325            26,372
Shares redeemed ....................................     (3,837)          (42,844)           (245)           (2,814)
                                                       --------       -----------        --------       -----------
    Net increase ...................................      8,785       $   101,476          43,024       $   475,939
                                                       ========       ===========        ========       ===========
                                                                CLASS C                           CLASS C
                                                       --------------------------        --------------------------
Shares sold ........................................     64,802       $   743,835         334,263       $ 3,579,211
Shares issued upon reinvestment of dividends .......         --                --          14,000           158,756
Shares redeemed ....................................    (60,506)         (666,800)       (102,819)       (1,130,774)
                                                       --------       -----------        --------       -----------
    Net increase ...................................      4,296       $    77,035         245,444       $ 2,607,193
                                                       ========       ===========        ========       ===========
                                                                CLASS I                           CLASS I
                                                       --------------------------        --------------------------
Shares sold ........................................        491       $     5,662          79,979       $   853,062
Shares issued upon reinvestment of dividends .......         --                --           4,295            49,096
Shares redeemed ....................................     (4,915)          (57,173)         (8,928)         (102,425)
                                                       --------       -----------        --------       -----------
    Net increase/(decrease) ........................     (4,424)      $   (51,511)         75,346       $   799,733
                                                       ========       ===========        ========       ===========

---------
(a) Ned Davis Research Asset Allocation Fund commenced operations on March 31, 2003.

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS                 DISTRIBUTIONS
                            ---------------------------------------   -------------------------
                                              Net
                 Net Asset              Realized and       Total         Net                          Net Asset
   Period         Value,       Net        Unrealized       from       Realized                          Value
   Ended        Beginning  Investment  Gain/(Loss) on    Investment    Gain on        Total              End
December 31    of Period     Income      Investments    Operations   Investments   Distributions      of Period
-----------   ------------ ----------  --------------   -----------  -----------   -------------    -----------
CLASS AAA
  2004(d)(f)     $11.36    $(0.02)       $(0.14)         $(0.16)        --             --             $11.20
  2003+(a)        10.00     (0.05)         2.10            2.05        $(0.69)        $(0.69)          11.36
CLASS A
  2004(d)(f)     $11.37    $(0.02)       $(0.14)         $(0.16)        --             --             $11.21
  2003+(a)        10.00     (0.05)         2.11            2.06        $(0.69)        $(0.69)          11.37
CLASS B
  2004(d)(f)     $11.29    $(0.06)       $(0.14)         $(0.20)        --             --             $11.09
  2003+(a)        10.00     (0.11)         2.09            1.98        $(0.69)        $(0.69)          11.29
CLASS C
  2004(d)(f)     $11.30    $(0.06)       $(0.15)         $(0.21)        --             --             $11.09
  2003+(a)        10.00     (0.11)         2.10            1.99        $(0.69)        $(0.69)          11.30
CLASS I
  2004(d)(f)     $11.39    $ 0.00(e)     $(0.15)        $(0.15)        --             --             $11.24
  2003+(a)        10.00     (0.03)         2.11            2.08        $(0.69)        $(0.69)          11.39




                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                 -----------------------------------------------------------------------------------------
                             Net Assets       Net
   Period                      End of      Investment       Expenses              Expenses        Portfolio
   Ended            Total      Period       Income           Net of                Before         Turnover
December 31       Return+++  (in 000's)     Loss/(b)    Reimbursements (b)   Reimbursements(c)     Rate
-----------      ----------  ----------   ----------    -----------------    -----------------    --------

CLASS AAA
  2004(d)(f)       (1.4)%     $6,231       (0.38)%           2.16%                 3.07%           304%
  2003+(a)         20.5        4,155       (0.69)            2.00                  4.91            390
CLASS A
  2004(d)(f)       (1.4)%     $2,660       (0.41)%           2.16%                 3.07%           304%
  2003+(a)         20.6        3,377       (0.69)            2.00                  4.91            390
CLASS B
  2004(d)(f)       (1.8)%     $  576       (1.16)%           2.91%                 3.82%           304%
  2003+(a)         19.8          487       (1.44)            2.75                  5.66            390
CLASS C
  2004(d)(f)       (1.9)%     $2,771       (1.15)%           2.91%                 3.82%           304%
  2003+(a)         19.9        2,774       (1.44)            2.75                  5.66            390
CLASS I
  2004(d)(f)       (1.3)%     $  798       (0.17)%           1.91%                 2.82%           304%
  2003+(a)         20.8          859       (0.44)            1.75                  4.66            390

 + From commencement of investment operations on March 31, 2003 through December 31, 2003.
 ++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Per share data is calculated using the average month-end shares method.
(b) Annualized.
(c) During the six months ended June 30, 2004 and the period ended December 31, 2003 the Adviser reimbursed certain expenses. If such expense reimbursements had not occurred, the ratios of operating expenses to average net assets would have been as shown.
(d) For the period ended June 30, 2004,  unaudited.
(e) Amount  represents less than $.005 per share.
(f) Per share data is calculated using the average daily shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                            Ned Davis Research Funds
                               NED DAVIS RESEARCH
                              ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Henry G. Van der Eb, CFA                              Robert J. Morrissey
CHAIRMAN                                              ATTORNEY-AT-LAW
                                                      MORRISSEY, HAWKINS & LYNCH

Anthony J. Colavita                                   Karl Otto Pohl
ATTORNEY-AT-LAW                                       FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                             DEUTSCHE BUNDESBANK

Vincent D. Enright                                    Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                          MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                           BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

Mario J. Gabelli, CFA                                 Salvatore J. Zizza
CHAIRMAN AND CHIEF INVESTMENT OFFICER                 CHAIRMAN
GABELLI ASSET MANAGEMENT INC.                         HALLMARK ELECTRICAL
                                                      SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                       James McKee
PRESIDENT AND TREASURER                               SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Ned Davis Research Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1334Q204SR

[NED DAVIS LOGO OMITTED]
NED DAVIS
RESEARCH
ASSET
ALLOCATION
FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, and Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustees candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustees of the Fund and the person's consent to be named as a Trustees if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustees of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Ned Davis Research Funds
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.